Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$361,293.94

Principal:
Principal Collections	$7,286,790.43
Prepayments in Full	$2,370,827.26
Liquidation Proceeds	$60,919.25
Recoveries	$69,883.27
Sub Total	$9,788,420.21
Collections	$10,149,714.15

Purchase Amounts:
Purchase Amounts Related to Principal	$210,278.63
Purchase Amounts Related to Interest	$1,049.53
Sub Total	$211,328.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,361,042.31

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,361,042.31
Servicing Fee	$83,569.14	$83,569.14	$0.00	$0.00	$10,277,473.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,277,473.17
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,277,473.17
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,277,473.17
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$10,277,473.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,277,473.17
Interest - Class B Notes	$49,910.10	$49,910.10	$0.00	$0.00	$10,227,563.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,227,563.07
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$10,185,408.74
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,185,408.74
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$10,128,549.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,128,549.41
Regular Principal Payment	$9,665,342.98	$9,665,342.98	$0.00	$0.00	$463,206.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$463,206.43
Residual Released to Depositor	$0.00	$463,206.43	$0.00	$0.00	$0.00
Total		$10,361,042.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,665,342.98
Total					$9,665,342.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$9,665,342.98	$219.12	$49,910.10	$1.13	$9,715,253.08	$220.25
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$9,665,342.98	$6.44	$148,923.76	$0.10	$9,814,266.74	$6.54

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$38,890,990.29	0.8816819	$29,225,647.31	0.6625628
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$97,710,990.29	0.0651524	$88,045,647.31	0.0587077

Pool Information
Weighted Average APR	4.225%	4.277%
Weighted Average Remaining Term	17.36	16.73
Number of Receivables Outstanding	15,265	14,391
Pool Balance	$100,282,964.83	$90,295,926.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$97,710,990.29	$88,045,647.31
Pool Factor	0.0656732	0.0591329

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$2,250,278.91
Targeted Overcollateralization Amount	$2,250,278.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,250,278.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$58,223.04
(Recoveries)		124	$69,883.27
Net Loss for Current Collection Period			$(11,660.23)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1395%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3189%
Second Preceding Collection Period			0.7589%
Preceding Collection Period			0.6616%
Current Collection Period			(0.1468)%
Four Month Average (Current and Preceding Three Collection Periods)			0.3981%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,598	$11,290,391.42
(Cumulative Recoveries)			$2,448,619.34
Cumulative Net Loss for All Collection Periods			$8,841,772.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5790%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,016.86
Average Net Loss for Receivables that have experienced a Realized Loss			$1,579.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.25%	316	$2,936,991.48
61-90 Days Delinquent	0.35%	27	$317,073.64
91-120 Days Delinquent	0.04%	5	$40,623.72
Over 120 Days Delinquent	0.67%	40	$605,344.32
Total Delinquent Receivables	4.32%	388	$3,900,033.16

Repossession Inventory:
Repossessed in the Current Collection Period		11	$113,107.97
Total Repossessed Inventory		15	$167,471.05

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4693%
Preceding Collection Period			0.4586%
Current Collection Period			0.5003%
Three Month Average			0.4761%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer